SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Uninsured cash and cash equivalents					$ 3,813,329	$ 6,350,699
Certificate of deposit interest rate						4.163%
Gain on short-term investments	$ 74,465	$ 13,628	$ 196,956	$ 25,050	70,575	$ 12,355
Allowance for credit losses					0	0
Restricted cash	946,718		946,718		0
Advertising and promotion					1,436,875	183,790
Research and development expenses	1,918	$ 186,513	85,181	$ 441,992	1,027,203	0
Assets	32,532,280		32,532,280		28,386,884	10,300,586
Held as collateral for the corporate credit cards [Member]
Short-Term Debt [Line Items]
Restricted cash	50,842		50,842		$ 50,592	$ 50,089
Frozen or otherwise restricted [Member]
Short-Term Debt [Line Items]
Restricted cash	$ 895,876		$ 895,876
Minimum [Member]
Short-Term Debt [Line Items]
Treasury note interest rate					3.429%
Maximum [Member]
Short-Term Debt [Line Items]
Treasury note interest rate					3.666%